Parent Company Only Condensed Financial Information	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Parent Company Only Condensed Financial Information
32.	PARENT COMPANY ONLY CONDENSED FINANCIAL INFORMATION

Condensed balance sheets

	Note	As of December 31,
		2013	2014
		RMB	RMB	US$
ASSETS
Current assets
Cash		590,682	3,891	627
Restricted cash		190,000	100,000	16,117
Short-term investments		81,826	11,242	1,812
Prepaid expenses and other current assets		76,606	52,989	8,538
Amount due from a related party	(b)	24,387	24,476	3,945
Amount due from subsidiaries	(b)	1,672,335	2,078,468	334,988

Total current assets		2,635,836	2,271,066	366,027

Non-current assets
Restricted cash		100,000	—	—
Investments in subsidiaries		895,390	2,659,202	428,586
Amount due from a related party	(b)	—	70,000	11,282
Other non-current assets		26,116	27,900	4,497

Total non-current assets		1,021,506	2,757,102	444,365

Total assets		3,657,342	5,028,168	810,392

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other payables		255	4,772	769
Interest payable		21,265	7,390	1,191
Amount due to related parties	(b)	99,944	268,290	43,240

Total current liabilities		121,464	280,452	45,200

Non-current liabilities
Amount due to related parties	(b)	78,321	280,728	45,245
Bonds payable	(d)	998,505	2,264,064	364,901

Total non-current liabilities		1,076,826	2,544,792	410,146

Total liabilities		1,198,290	2,825,244	455,346

Shareholders’ equity:
Class A Ordinary shares (par value of US$0.00001 per share; 470,000,000 and 1,200,000,000 shares authorized; 344,745,991 and 346,803,765 shares issued and outstanding as of December 31, 2013 and 2014, respectively)		22	23	3
Class B Ordinary shares (par value of US$0.00001 per share; 300,000,000 and 300,000,000 shares authorized; 53,480,544 and 49,430,544 shares issued and outstanding as of December 31, 2013 and 2014, respectively)		4	3	1
Additional paid-in capital		3,836,967	4,117,232	663,577
Accumulated other comprehensive loss		(82,589)	(65,754)	(10,598)
Accumulated deficit		(1,286,435)	(1,634,915)	(263,500)
Treasury stock		(8,917)	(213,665)	(34,437)

Total shareholders’ equity		2,459,052	2,202,924	355,046

Total liabilities and shareholders’ equity		3,657,342	5,028,168	810,392

Condensed statements of operations

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Operating Expenses
General and administrative expenses	(78,611)	(16,741)	(125,859)	(20,286)
Changes in the fair value of contingent purchase consideration payables	5,693	(99,874)	(22,629)	(3,647)

Operating loss	(72,918)	(116,615)	(148,488)	(23,933)
Other income (expense)	10,570	(41,475)	(199,418)	(32,140)
Share of profits (losses) from subsidiaries and Consolidated VIEs	118,672	109,864	(574)	(93)

Profit (loss) before income taxes	56,324	(48,226)	(348,480)	(56,166)
Income tax expense	—	—	—	—

Net profit (loss)	56,324	(48,226)	(348,480)	(56,166)

Condensed statements of comprehensive income (loss)

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Net profit (loss)	56,324	(48,226)	(348,480)	(56,166)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(3,942)	(21,357)	16,835	2,713

Other comprehensive income (loss), net of tax of nil:
Comprehensive income (loss)	52,382	(69,583)	(331,645)	(53,453)

Comprehensive income (loss) attributable to the Company’s ordinary shareholders	52,382	(69,583)	(331,645)	(53,453)

Condensed statements of cash flows

	For the year ended December 31,
	2012	2013	2014
	RMB	RMB	RMB	US$
Net cash used in operating activities	(6,300)	(26,630)	(23,952)	(3,860)
Net cash generated from (used in) investing activities	272,873	(67,455)	(1,186,053)	(191,158)
Net cash (used in) generated from financing activities	(286,700)	670,670	623,214	100,444

Net (decrease) increase in cash	(20,127)	576,585	(586,791)	(94,574)
Cash at beginning of the year	34,224	14,097	590,682	95,201

Cash at end of the year	14,097	590,682	3,891	627

(a)	Basis of presentation

In the Company-only financial statements, the Company’s investment in subsidiaries is stated at cost plus equity in undistributed earnings of subsidiaries since inception.

The Company records its investment in its subsidiary under the equity method of accounting as prescribed in ASC 323-10, Investment-Equity Method and Joint Ventures, and such investment is presented on the balance sheet as “Investment in subsidiaries” and the share of the subsidiaries’ profit or loss is presented as “Share of profits (losses) of subsidiaries and Consolidated VIEs” on the statements of operations.

The subsidiaries did not pay any dividends to the Company for the years presented.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted and as such, these Company-only financial statements should be read in conjunction with the Group’s consolidated financial statements.

(b)	Related party transactions

The Company had the following related party balances as of December 31, 2013 and 2014:

	December 31,
	2013	2014
	RMB	RMB	US$
Amount due from subsidiaries
- 21Vianet HK	1,581,289	2,056,545	331,455
- 21Vianet Beijing	91,042	1,726	278
- Xi’an Holding	4	6,123	987
- Venture	—	14,074	2,268

	1,672,335	2,078,468	334,988

Amount due from related parties
Current:
- Seller of iJoy	24,387	24,476	3,945

Non-current:
- Seller of Aipu Group	—	70,000	11,282

Amount due to related parties
Current:
- Seller of Tianwang and Yilong	19,605	2,970	479
- Seller of iJoy	63,602	50,506	8,140
- Seller of GD Tianying	—	9,434	1,520
- Seller of Dermot Entities	—	205,380	33,101
- Seller of Gehua	16,737	—	—

	99,944	268,290	43,240

Non-current:
- Sellers of Tianying	—	17,585	2,834
- Seller of Aipu Group	—	67,531	10,884
- Seller of Dermot Entities	—	177,220	28,563
- Seller of iJoy	58,487	18,392	2,964
- Seller of Tianwang and Yilong	19,834	—	—

	78,321	280,728	45,245

(c)	Commitments

The Company does not have any significant commitments as of any of the years presented.

(d)	Bonds payable

On March 22, 2013, the Company issued and sold 2016 Bonds with an aggregate principal amount of RMB1,000,000 at a coupon rate of 7.875% per annum. The 2016 Bonds will mature on March 22, 2016. The 2016 Bonds were listed and quoted on the Official List of the Singapore Exchange Securities Trading Limited. Interest on the Bonds is payable semi-annually in arrears on March 22 and September 22 in each year, beginning September 22, 2013. The net proceeds from the 2016 Bonds, after deducting issuance costs of RMB25,189 and a discount of RMB1,970, were RMB972,841, which will be used for construction of new data centers and other general corporate purposes. The effective interest rate of the 2016 Bonds is 9.29%. On June 30, 2014, the Company repurchased 73.57% of the outstanding 2016 Bonds with the total consideration of RMB776,163 (US$125,095) including payment of accrued interests of RMB15,556 (US$2,507). The debt extinguishment loss amounting to RMB41,581 (US$6,702) was recognized in earnings upon the repurchase.

On June 26, 2014, the Company issued and sold 2017 Bonds with an aggregate principal amount of RMB2,000,000 (equivalent to US$322,341) at a coupon rate of 6.875% per annum. The 2017 Bonds will mature on June 26, 2017. The 2017 Bonds were listed and quoted on the Official List of the Singapore Exchange Securities Trading Limited. Interest on the 2017 Bonds is payable semi-annually in arrears on June 26 and December 26 in each year, beginning December 26, 2014. Net proceeds from the 2017 Bonds after deducting issuance costs of RMB19,360 (US$3,120), were RMB1,980,640 (US$319,221). The proceeds from issuance of 2017 Bonds was used to new data centers, fund acquisitions, repurchase the 2016 Bonds and for general corporate purposes. The effective interest rate of the 2017 Bonds is 7.39%.

Deferred issuance costs are included in “Other non-current assets” in the Company’s consolidated balance sheets. The deferred issuance costs are amortized as interest expense using the effective interest method over the term of the 2016 Bonds and the 2017 Bonds respectively.

Both the 2016 Bonds and the 2017 Bonds are unsecured and rank senior in right of payment to any of the Company’s indebtedness that is expressly subordinated to the bonds; equal in right of payment to any of the Company’s liabilities that are not so subordinated; but rank lower than any secured indebtedness of the Company and all liabilities (including trade payables) of the Company’s subsidiaries and Consolidated VIEs.